UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 20.3%
	AUTO MANUFACTURERS ― 4.3%
	General Motors Financial Co, Inc.
$1,850,000	3.700%, 5/9/2023	$1,862,343

	BANKS ― 2.0%
	Bank of America Corp.
878,000	6.250%, 9/5/2024 (1) (3)	892,794

	DIVERSIFIED FINANCIAL SERVICES ― 2.3%
	Legg Mason, Inc.
979,000	5.625%, 1/15/2044	1,009,388

	HEALTHCARE SERVICES ― 0.7%
	Aetna, Inc.
286,000	4.250%, 6/15/2036	296,470

	HOME BUILDERS ― 4.1%
	Lennar Corp.
1,729,000	4.750%, 4/1/2021	1,806,805

	INSURANCE ― 1.7%
	Hartford Financial Services Group, Inc. (The)
701,000	8.125%, 6/15/2038 (1)	751,823

	LODGING ― 1.5%
	Starwood Hotels & Resorts Worldwide, Inc.
643,000	4.500%, 10/1/2034	657,978

	OIL & GAS ― 1.9%
	ConocoPhillips Co.
794,000	4.300%, 11/15/2044	808,933

	RETAIL ― 1.8%
	McDonald's Corp.
788,000	2.100%, 12/7/2018	806,893

	TOTAL CORPORATE BONDS
	(Cost $8,794,891)	8,893,427

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Principal
Amount		Value
	MUNICIPAL BOND ― 0.6%
	Brooklyn Arena Local Development Corp.
$235,000	6.375%, 7/15/2043	$272,696

	TOTAL MUNICIPAL BOND
	(Cost $272,085)	272,696

	U.S. GOVERNMENT NOTE ― 21.7%
	United States Treasury Note
9,461,000	0.750%, 6/30/2017	9,484,094

	TOTAL U.S. GOVERNMENT NOTE/BOND
	(Cost $9,483,177)	9,484,094

Number of
Shares		Value
	CLOSED-END FUNDS ― 4.4%
248,146	Invesco Senior Income Trust	1,037,250
109,082	Nuveen Credit Strategies Income Fund	881,383

	TOTAL CLOSED-END FUNDS
	(Cost $1,884,576)	1,918,633

	EXCHANGE TRADED FUNDS ― 18.4%
29,241	iShares 1-3 Year Treasury Bond ETF	2,494,842
431	iShares National Muni Bond ETF	49,108
35,501	iShares Short Maturity Bond ETF	1,781,085
54,093	iShares US Preferred Stock ETF	2,157,770
49,274	ProShares UltraShort 20+ Year Treasury (2)	1,561,493

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $8,265,913)	8,044,298

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Number of Shares		Value
	PREFERRED STOCKS ― 21.4%
	BANKS ― 7.0%
	First Republic Bank
44,195	6.700%	$1,151,280
	Wells Fargo & Co.
69,074	8.000%	1,918,185
		3,069,465
	DIVERSIFIED FINANCIAL SERVICES ― 7.6%
	Ares Management LP
41,473	7.000%	1,062,123
	Charles Schwab Corp. (The)
2,346	5.950%	62,967
	Raymond James Financial, Inc.
44,786	6.900%, 3/15/2042 (6)	1,182,350
	Stifel Financial Corp.
39,574	5.375%, 12/31/2022 (6)	997,660
		3,305,100
	INVESTMENT COMPANIES ― 2.7%
	Ares Capital Corp.
28,018	5.875%, 10/1/2022 (6)	724,826
	KKR Financial Holdings LLC
14,098	7.500%, 3/20/2042 (6)	374,302
	KKR Financial Holdings LLC
3,552	8.375%, 11/15/2041 (6)	92,885
		1,192,013
	MINING ― 0.9%
	Alcoa, Inc.
12,363	5.375%, 10/1/2017 (5)	406,372
		406,372
	REAL ESTATE AND RENTAL AND LEASING ― 3.2%
	Digital Realty Trust, Inc.
33,733	7.375%	976,571
	Hospitality Properties Trust
17,032	7.125%	438,744
		1,415,315
	TOTAL PREFERRED STOCKS
	(Cost $9,382,062)	9,388,265

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Principal
Amount		Value
	SHORT-TERM INVESTMENT ― 6.9%
	United States Treasury Bill
$3,030,000	0.280%, 9/15/2016 (4)	$3,028,746

	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,028,209)	3,028,746

	TOTAL INVESTMENTS ― 93.7%
	(Cost $41,110,913)	41,030,159
	Other Assets in Excess of Liabilities ― 6.3%	2,760,887
	TOTAL NET ASSETS ― 100.0%	$43,791,046

Percentages are stated as a percent of net assets.

(1) Variable Rate security. Rates disclosed as of June 30, 2016.
(2) Non Income Producing
(3) Perpetual Bond with no stated maturity date. Date provided is next call date.
(4) Rate quoted is effective yield of position.
(5) Convertible
(6) Callable. Date provided is next call date.

The cost basis of investments for federal income tax purposes at June 30, 2016, was as follows*:

Cost of investments	$41,110,913
Gross unrealized appreciation	218,676
Gross unrealized depreciation	(299,430)
Net unrealized depreciation	$(80,754)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Report to Shareholders.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2016:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$8,893,427	$-	$8,893,427
Municipal Bond	-	272,696	-	272,696
U.S. Government Note	-	9,484,094	-	9,484,094
Closed-End Funds	1,918,633	-	-	1,918,633
Exchange Traded Funds	8,044,298	-	-	8,044,298
Preferred Stocks	9,388,265	-	-	9,388,265
Short-Term Investment	-	3,028,746	-	3,028,746
Total	$19,351,196	$21,678,963	$-	$41,030,159

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date August 25, 2016